Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2020
Financial Services Costs [Abstract]
Schedule of Financial Expenses
	Year Ended December 31,
	2020	2019

Changes in derivatives or financial liabilities measured at fair value	$333	$50
Interest expenses	316	220
Interest in respect of loans to related parties	320	1,081
Other financial income	(2)	(5)

	$967	$1,346